Parent Company (the "Company") Only Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	¥ (3,866,008)	$ (560,516)	¥ 1,966,386	¥ 1,950,894
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	10,385,017	1,505,686	(39,764,704)	(5,071,060)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	(1,616,384)	(234,355)	18,128,743	41,357,435
Effects of exchange rate changes on cash and cash equivalents	(121,896)	(17,674)	(500,959)	(682,040)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	4,780,729	693,141	(20,170,534)	37,555,229
Cash, cash equivalents and restricted cash at beginning of the year	18,374,564	2,664,061	38,545,098	989,869
Cash, cash equivalents and restricted cash at end of the year	23,155,293	3,357,202	18,374,564	38,545,098
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(4,949,308)	(717,582)	(8,697)	(2,460,216)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	9,140,766	1,325,286	(40,770,898)	(12,998,602)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	(1,135,316)	(164,605)	22,382,871	37,867,127
Effects of exchange rate changes on cash and cash equivalents	689,465	99,963	(445,787)	(246,484)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,745,607	543,062	(18,842,511)	22,161,825
Cash, cash equivalents and restricted cash at beginning of the year	3,330,943	482,941	22,173,454	11,629
Cash, cash equivalents and restricted cash at end of the year	¥ 7,076,550	$ 1,026,003	¥ 3,330,943	¥ 22,173,454